Segment Reporting - Summary of Reportable Segments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reportable segments [line items]
Exceptional impairment losses		$ 2,371	$ 409
Exceptional items	(32,371)	(30,871)	(25,453)
Other income	1,398	380	720
Group and unallocated items/eliminations [member] | Samarco dam failure [member]
Disclosure of reportable segments [line items]
Exceptional items	(13)	(14)	(32)
Other income	$ 0	$ 34	$ 489